CRITICAL JUDGMENTS, ESTIMATES, ASSUMPTIONS AND RISKS (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) $ / ounce	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of Detailed Information About Accounting Judgments and Estimates [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Cash and cash equivalents	$ 5,188	$ 3,314	$ 1,571
Net cash provided by operating activities	5,417	2,833
Cost | Credit Facility Due 2025
Disclosure of Detailed Information About Accounting Judgments and Estimates [Line Items]
Credit facility available	3,000
Pascua-Lama | Chile
Disclosure of Detailed Information About Accounting Judgments and Estimates [Line Items]
Amounts received from VAT refunds	459	424
Revenue, performance obligation	3,538
Pascua-Lama | ARGENTINA
Disclosure of Detailed Information About Accounting Judgments and Estimates [Line Items]
Value added tax receivables	$ 53	72
Gold Reserves [Member]
Disclosure of Detailed Information About Accounting Judgments and Estimates [Line Items]
Gold price (in dollars per ounce) | $ / ounce	1,200
Measured, Indicated and Inferred Gold Resources
Disclosure of Detailed Information About Accounting Judgments and Estimates [Line Items]
Gold price (in dollars per ounce) | $ / ounce	1,500
Pueblo Viejo
Disclosure of Detailed Information About Accounting Judgments and Estimates [Line Items]
Proportion of ownership interest in subsidiary	60.00%
Net cash provided by operating activities	$ 820	$ 504
Change in Timing or Quantity of Ounces to be Delivered Under Streaming Agreement [Member]
Disclosure of Detailed Information About Accounting Judgments and Estimates [Line Items]
Contract liabilities	$ 1